Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Health Care Fund	Sep. 29, 2023
Fidelity Advisor Health Care Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(18.07%)
Past 5 years	8.65%
Past 10 years	13.90%
Fidelity Advisor Health Care Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.07%)
Past 5 years	7.78%
Past 10 years	12.51%
Fidelity Advisor Health Care Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.70%)
Past 5 years	6.80%
Past 10 years	11.19%
Fidelity Advisor Health Care Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(14.58%)
Past 5 years	9.13%
Past 10 years	13.89%
Fidelity Advisor Health Care Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(16.33%)
Past 5 years	8.89%
Past 10 years	13.87%
Fidelity Advisor Health Care Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(12.84%)
Past 5 years	10.24%
Past 10 years	14.88%
Fidelity Advisor Health Care Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(12.74%)
Since Inception	6.51%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1513
Average Annual Return:
Past 1 year	(5.43%)
Past 5 years	11.70%
Past 10 years	14.84%

[1]	AFrom October 2, 2018.